Intangible Assets - Schedule of Remaining Useful Lives of the Intangible Assets (Details)	12 Months Ended
Dec. 31, 2024
Customer relationships [Member] | Bottom of range [member]
Schedule of Remaining Useful Lives of the Intangible Assets [Line Items]
Remaining useful lives of intangible assets	2 years
Customer relationships [Member] | Top of range [member]
Schedule of Remaining Useful Lives of the Intangible Assets [Line Items]
Remaining useful lives of intangible assets	4 years
Customer contracts [Member]
Schedule of Remaining Useful Lives of the Intangible Assets [Line Items]
Remaining useful lives of intangible assets	2 years
Concession rights [Member] | Bottom of range [member]
Schedule of Remaining Useful Lives of the Intangible Assets [Line Items]
Remaining useful lives of intangible assets	2 years
Concession rights [Member] | Top of range [member]
Schedule of Remaining Useful Lives of the Intangible Assets [Line Items]
Remaining useful lives of intangible assets	13 years
Software [Member]
Schedule of Remaining Useful Lives of the Intangible Assets [Line Items]
Remaining useful lives of intangible assets	1 year
Patent [Member]
Schedule of Remaining Useful Lives of the Intangible Assets [Line Items]
Remaining useful lives of intangible assets	1 year